Merger	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Merger	Merger
On July 15, 2021, the Company consummated the Merger (the "Closing"). In connection with the Closing, SBG changed its name from Sandbridge Acquisition Corporation to Owlet, Inc ("Owlet").
Prior to the Merger, Old Owlet and SBG filed separate standalone federal, state and local income tax returns. As a result of the Merger, structured as a reverse acquisition for tax purposes, SBG was renamed Owlet, Inc., and became the parent of the consolidated filing group, with Old Owlet as a subsidiary.
Immediately prior to the Closing:
(1)All 30,104,000 outstanding shares of Old Owlet redeemable convertible preferred stock were converted into an equivalent number of shares of Old Owlet common stock on a one-to-one basis.
(2)The $7,122 of principal and accrued interest related to the Old Owlet related party convertible notes payable were converted into shares of Old Owlet preferred stock at a conversion price of $3.1546 per share resulting in the recognition of interest expense from the contingent beneficial conversion feature. The preferred stock was immediately converted into an equivalent number of shares of Old Owlet common stock on a one-to-one basis. The remaining $2 of related party convertible notes was redeemed for cash.
(3)All 429,314 Old Owlet common stock warrants were exercised on a cashless basis and settled in Old Owlet common stock on a net basis.
(4)All 433,356 Old Owlet Series A preferred stock warrants were exercised on a cashless basis and settled in an equivalent number of shares of Old Owlet preferred stock. The preferred stock was immediately converted into an equivalent number of shares of Old Owlet common stock on a one-to-one basis.
Pursuant to the Merger Agreement, at the Closing:
•Each share of Old Owlet’s common stock outstanding prior to the Merger, including shares of Old Owlet common stock issued pursuant to the conversion of the Old Owlet preferred stock, convertible notes and warrants, was converted into the right to receive approximately 2.053 shares of Owlet's common stock. Accordingly, Old Owlet common stock exchanged into 90,824,573 shares of Owlet common stock.
•Certain option holders elected to cash out an aggregate of 496,717 vested options to purchase shares of Old Owlet common stock at a value of approximately $20.53 per share for an aggregate value of $9,890, net of exercise price. All remaining outstanding Old Owlet Options were converted into options exercisable for shares of Owlet common stock with the same terms except for the number of shares exercisable and the exercise price, each of which were adjusted using the exchange ratio of approximately 2.053.
•Holders of 19,758,773 shares of Sandbridge Class A common stock exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from SBG’s initial public offering, calculated as of two business days prior to the consummation of the Merger, which was $10.00 per share, or $197,588 in the aggregate. All remaining 3,241,227 shares of Sandbridge Class A common stock converted into 3,241,227 shares of Owlet common stock.
•All shares of SBG's Class B common stock which were held by Sandbridge Acquisition Holdings LLC, the independent directors, and an advisor of Sandbridge (“Founder Shares”) automatically converted to 5,750,000 shares of Owlet common stock, of which 2,807,500 shares are subject to vesting and forfeiture (the “earnout shares") (see Note 10).
•Pursuant to subscription agreements entered into in connection with the Merger (collectively, the “Subscription Agreements”), certain investors purchased an aggregate of 12,968,000 newly-issued shares of Owlet common stock at a purchase price of $10.00 per share for an aggregate purchase price of $129,680 (the "PIPE Investment" or “PIPE”).
The following summarizes the shares of Common Stock issued and outstanding immediately after the Merger:

Owlet equity holders (1)	90,824,573	81%
SBG public stockholders (3)	3,241,227	3%
Founder Shares (2) (3)	5,750,000	5%
PIPE investors (3)	12,968,000	11%
Owlet common stock immediately after Merger	112,783,800	100%
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(1)Excludes 3,150,463 shares of Common Stock underlying outstanding Owlet option awards.
(2)Includes 2,807,500 Earnout Shares which were outstanding but remained subject to price-based performance vesting terms as described in Note 10.
(3)The SBG public stockholders, Founder Shares and PIPE investors are presented combined in the consolidated statements of redeemable convertible preferred stock and stockholders’ equity (deficit) on the line item Reverse recapitalization transaction, net of fees.
The Merger is accounted for as a reverse recapitalization in accordance with U.S. GAAP. This determination is primarily based on Old Owlet stockholders comprising a relative majority of the voting power of Owlet and having the ability to nominate the member of the board, Old Owlet operations prior to the Merger comprising only the ongoing operations of Owlet, and Old Owlet senior management comprising a majority of the senior management of Owlet. Under this method of accounting, SBG was treated as the “acquired” company for financial reporting purposes as discussed in Note 1. Accordingly, for accounting purposes, the financial statements of Owlet represent a continuation of the financial statements of Old Owlet with the Merger being treated as the equivalent of Owlet issuing stock for the net assets of SBG, accompanied by a recapitalization. The net assets of SBG are stated at historical costs, with no goodwill or other intangible assets recorded. Operations prior to the Merger are presented as those of Owlet. All periods prior to the Merger have been retrospectively adjusted using the Exchange Ratio for the equivalent number of shares outstanding immediately after the Merger to effect the reverse recapitalization.
In connection with the Merger, the Company raised $145,499 of gross proceeds including the contribution of $213,407 of cash held in SBG’s trust account from its initial public offering, net of redemptions of SBG public stockholders of $197,588, and $129,680 of cash received in connection with the PIPE financing. The amount recorded to additional paid-in-capital was $101,259, comprised of $133,889 net proceeds less $22,806 recognized for the warrant liabilities, $9,890 cash payout of options, plus $66 of assumed current assets and liabilities. The Company incurred $16,980 of transaction costs, consisting of banking, legal, and other professional fees, of which $11,610 was recorded as a reduction of proceeds to additional paid-in capital. The remaining $5,370 was expensed as general and administrative expense recognized in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2021.